Debt - Interest rate swaps (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 01, 2020	Apr. 01, 2020	Aug. 31, 2019	May 31, 2018
Debt
Derivative assets	Other current assets, Other assets, net	Other current assets, Other assets, net
Derivative liabilities				Other noncurrent liabilities
Interest Rate Swap Maturing On May 5, 2025
Debt
Notional amount								$ 95,000
Derivative assets, fair value	$ 3,600	$ 3,400
Derivative liabilities, fair value				$ 5,600
Interest Rate Swap Maturing On March 8, 2023
Debt
Notional amount					$ 100,000	$ 25,000	$ 100,000
Derivative assets, fair value		855
Derivative liabilities, fair value				$ 934
Interest Rate Swap Maturing On June 1, 2025
Debt
Notional amount			$ 100,000
Derivative assets, fair value	3,800	$ 2,900
Interest Rate Swap Maturing On May 18, 2028
Debt
Notional amount	64,000
Derivative assets, fair value	$ 600